SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2021
Summary of Significant Accounting Policies
Reconciliation of Net Loss per Common Share

	For the Three	For the Six
	Months Ended	Months Ended
	June 30, 2021	June 30, 2021
Class A ordinary shares
Numerator: Income allocable to Class A ordinary shares
Income on investments held in Trust Account	$3,472	$47,984
Net income attributable to Class A ordinary shares	$3,472	$47,984
Denominator: Weighted average Class A ordinary shares
Basic and diluted weighted average shares outstanding of Class A ordinary shares	27,600,000	27,600,000
Basic and diluted net income per ordinary share, Class A ordinary shares	$—	$—

Class B ordinary shares
Numerator: Net loss minus net income attributable to Class A ordinary shares
Net loss	$(10,445,389)	$(8,917,310)
Net income allocable to Class A ordinary shares	3,472	47,984
Net loss attributable to Class B ordinary shares	$(10,448,861)	$(8,965,294)
Denominator: Weighted average Class B ordinary shares
Basic and diluted weighted average shares outstanding of Class B ordinary shares	6,900,000	6,850,276
Basic and diluted net loss per ordinary share, Class B ordinary shares	$(1.51)	$(1.31)